Exhibit 99.1

NISSAN AUTO RECEIVABLES 2016-A OWNER TRUST
Monthly Servicer's Certificate
for the month of August 2016

Collection Period	31-Aug-16	30/360 Days	30	Collection Period Start	1-Aug-16
Distribution Date	15-Sep-16	Actual/360 Days	31	Collection Period End	31-Aug-16
				Prior Month Settlement Date	15-Aug-16
				Current Month Settlement Date	15-Sep-16

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,087,017,856.54	890,147,017.32	858,972,431.11	0.824613
Yield Supplement Overcollaterization		45,350,668.44	34,319,693.39	32,644,691.88
Total Adjusted Pool Balance		1,041,667,188.10	855,827,323.93	826,327,739.23
Total Adjusted Securities		1,041,666,666.68	855,827,323.93	826,327,739.23	0.793275
Class A-1 Notes	0.64000%	220,000,000.00	34,160,657.25	4,661,072.55	0.021187
Class A-2a Notes	1.06000%	210,000,000.00	210,000,000.00	210,000,000.00	1.000000
Class A-2b Notes	0.85765%	175,000,000.00	175,000,000.00	175,000,000.00	1.000000
Class A-3 Notes	1.34000%	305,000,000.00	305,000,000.00	305,000,000.00	1.000000
Class A-4 Notes	1.59000%	90,000,000.00	90,000,000.00	90,000,000.00	1.000000
Certificates	0.00000%	41,666,666.68	41,666,666.68	41,666,666.68	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	29,499,584.70	18,826.32	134.0890214	0.0855742
Class A-2a Notes	0.00	185,500.00	-	0.8833333
Class A-2b Notes	0.00	129,243.09	-	0.7385319
Class A-3 Notes	0.00	340,583.33	-	1.1166667
Class A-4 Notes	0.00	119,250.00	-	1.3250000
Certificates	0.00	0.00	-	-
Total Securities	29,499,584.70	793,402.74

I. COLLECTIONS

Interest:
Interest Collections		2,020,235.78
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		2,020,235.78

Principal:
Principal Collections		30,341,505.92
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		30,341,505.92

Recoveries of Defaulted Receivables		270,274.79
Servicer Advances		0.00

Total Collections		32,632,016.49

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	48,898	855,827,323.93
Total Principal Payment		29,499,584.70
	48,158	826,327,739.23

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2016-A OWNER TRUST
Monthly Servicer's Certificate
for the month of August 2016

III. DISTRIBUTIONS

Total Collections	32,632,016.49
Reserve Account Draw	0.00
Total Available for Distribution	32,632,016.49

1. Reimbursement of Advance	114,430.68

2. Servicing Fee:
Servicing Fee Due	741,789.18
Servicing Fee Paid	741,789.18
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	18,826.32

Class A-1 Notes Monthly Interest Paid	18,826.32
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	185,500.00

Class A-2a Notes Monthly Interest Paid	185,500.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	129,243.09

Class A-2b Notes Monthly Interest Paid	129,243.09
Change in Class A-2b Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	340,583.33

Class A-3 Notes Monthly Interest Paid	340,583.33
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	119,250.00

Class A-4 Notes Monthly Interest Paid	119,250.00
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2016-A OWNER TRUST
Monthly Servicer's Certificate
for the month of August 2016

Total Note Monthly Interest
Total Note Monthly Interest Due		793,402.74
Total Note Monthly Interest Paid		793,402.74
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00

Total Available for Principal Distribution		30,982,393.89

4. Total Monthly Principal Paid on the Notes		29,499,584.70

Total Noteholders' Principal Carryover Shortfall		0.00
Total Noteholders' Principal Distributable Amount		29,499,584.70
Change in Total Noteholders' Principal Carryover Shortfall		0.00

5. Total Monthly Principal Paid on the Certificates		0.00

Total Certificateholders' Principal Carryover Shortfall		0.00
Total Certificateholders' Principal Distributable Amount		0.00
Change in Total Certificateholders' Principal Carryover Shortfall		0.00

Remaining Available Collections		1,482,809.19
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		1,482,809.19

V. RESERVE ACCOUNT

Initial Reserve Account Amount		2,604,166.67
Required Reserve Account Amount		2,604,167.97
Beginning Reserve Account Balance		2,604,167.97
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		2,604,167.97

Required Reserve Account Amount for Next Period		2,604,167.97

VI. POOL STATISTICS

Weighted Average Coupon		2.61%
Weighted Average Remaining Maturity		49.78

	Amount	Number
Principal on Defaulted Receivables	833,080.29	41
Principal Recoveries of Defaulted Receivables	270,274.79
Monthly Net Losses	562,805.50
Pool Balance at Beginning of Collection Period	890,147,017.32

Net Loss Ratio for Third Preceding Collection Period	0.24%
Net Loss Ratio for Second Preceding Collection Period	0.59%
Net Loss Ratio for Preceding Collection Period	0.65%
Net Loss Ratio for Current Collection Period	0.76%
Four-Month Average Net Loss Ratio	0.56%

Cumulative Net Losses for all Periods	2,609,544.46

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2016-A OWNER TRUST
Monthly Servicer's Certificate
for the month of August 2016

Delinquent Receivables:	Amount	Number	% of Receivables (EOP Balance)
31-60 Days Delinquent	3,404,651.02	164	0.40%
61-90 Days Delinquent	764,907.09	39	0.09%
91-120 Days Delinquent	146,989.57	8	0.02%
More than 120 Days	0.00	0	0.00%
Total 31+ Days Delinquent Receivables:	4,316,547.68	211	0.50%

61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.06%	0.06%
Delinquency Ratio for Second Preceding Collection Period	0.09%	0.08%
Delinquency Ratio for Preceding Collection Period	0.09%	0.08%
Delinquency Ratio for Current Collection Period	0.11%	0.10%
Four-Month Average Delinquency Ratio	0.09%	0.08%

60 Day Delinquent Receivables	1,010,870.49
Delinquency Percentage	0.12%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

2. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	NO

4. Has there been an issuance of notes or other securities backed by the
Receivables?	NO

5. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	NO